Business Combinations - Additional Information (Detail) S/ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2018 PEN (S/)	Jan. 31, 2016 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 PEN (S/)	Aug. 31, 2016 PEN (S/)	Jun. 30, 2015	Dec. 31, 2014 PEN (S/)	Nov. 30, 2014	Dec. 31, 2017 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 23, 2014
Disclosure of detailed information about business combination [line items]
Loss on remeasurement of previously held interest				S/ 6,832
Goodwill			S/ 93,288	S/ 144,520					S/ 116,804
Estimated liability			4,940,465						6,078,592
Adexus S.A. [member]
Disclosure of detailed information about business combination [line items]
Interest in capital, joint ventures						44.00%
Percentage of additional interest in capital stock	8.96%	8.00%			39.03%
Percentage of interest in capital stock	99.99%	52.00%			91.03%
Business combination consideration transferred	S/ 14,000	S/ 8,300			S/ 14,000
Morelco S.A.S. [member]
Disclosure of detailed information about business combination [line items]
Percentage of interest in capital stock											70.00%
Business combination consideration transferred							S/ 277,100			$ 93.7
Cash payments made for acquisition							237,500			78.5
Contingent liabilities recognised in business combination							45,700			15.1
Goodwill							S/ 105,800			$ 36.1
Non-controlling interest, ownership interest							30.00%
Morelco S.A.S. [member] | Purchased call options [member]
Disclosure of detailed information about business combination [line items]
Period over which shares of non-controlling interest be acquired							10 years
Morelco S.A.S. [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Estimated liability			103,700						S/ 105,400
Changes in the present value of the put option			S/ 1,770
Morelco S.A.S. [member] | Written put options [member] | From 1 to 2 years [member]
Disclosure of detailed information about business combination [line items]
Expected redemption of the non-controlling interest								66.67%
Discount rate			2.55%						2.03%
Morelco S.A.S. [member] | Written put options [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about business combination [line items]
Expected redemption of the non-controlling interest								33.33%
Morelco S.A.S. [member] | Written put options [member] | Up to 1 year [member]
Disclosure of detailed information about business combination [line items]
Discount rate			2.57%						1.79%
Morelco S.A.S. [member] | Written put options [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about business combination [line items]
Discount rate			2.53%						2.12%